Document and Entity Information	Jul. 13, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 13, 2023
Entity Registrant Name	AEGLEA BIOTHERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-37722
Entity Tax Identification Number	46-4312787
Entity Address, Address Line One	221 Crescent Street
Entity Address, Address Line Two	Building 17
Entity Address, Address Line Three	Suite 102B
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02453
City Area Code	617
Local Phone Number	651-5940
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AGLE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001636282
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	805 Las Cimas Parkway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746